DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 HKD ($) subsidiary item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	100.00%	100.00%	100.00%
Number of exchanges | item	3
Number of subsidiaries, comprehensive members of Tianjing or Guangdong Exchanges | subsidiary	6
Bei Xun
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%
Ran Yu
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			20,000
Percentage of equity interest held by the Company	100.00%
Hong Feng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			2,600
Percentage of equity interest held by the Company	100.00%
Shun Fu Hui
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%
Hua Shu Tong Jin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			30
Percentage of equity interest held by the Company	100.00%
Bo Zhong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			35,000
Percentage of equity interest held by the Company	94.00%
Sina Shi Jin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			200,000
Percentage of equity interest held by the Company	51.00%
Hou Zhan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	51.00%
Yuan Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			2,400
Percentage of equity interest held by the Company	100.00%
Chun Da
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Percentage of equity interest held by the Company	100.00%
Fu Dong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Percentage of equity interest held by the Company	100.00%
Xin Hui Tong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			5,000
Percentage of equity interest held by the Company	90.00%
Jiao Ting
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%
Shanghai Yin Sai Computer Technology Co., Ltd. (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Rong Qi Financial and Information Service Co., Ltd.) (formerly known as Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 30,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Shanghai Jin Dou Information Technology Co., Ltd. ("Jin Dou")
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Elements (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Frontier (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Huan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 9,950
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Yi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yi Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yin He You
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Gold Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Ventures (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Li Xian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xie Luo
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master HK
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Ming Qin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 3,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 84,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Gold Master Network
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xi Ben
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Financial Holdings Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yintech Innovation Labs, LLC
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 500
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Die Xiao
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,850
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Hai Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Hao Ken
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 200
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Cheng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Lin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Jing
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Xi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 60
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Dian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Du
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 660
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Xing
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Mu
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Xu Liang
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,830
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Yun Zhong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 1,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Miao Huan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 510
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 190
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Bang
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright International Holdings Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 1
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright International Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Financial Holdings Co., Ltd
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 80,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Securities Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 200,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Management Services Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 10
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Asset Management Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 15,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Forthright Finance Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 500
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Fan Di
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 5,000
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Zai Bi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 20
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Qian Lian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 20
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Zai Ning
DESCRIPTION OF BUSINESS AND ORGANIZATION
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Jin Shou Zhi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 530
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Hao Miao
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 350
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
OTS Capital Management (Cayman) limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 100
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
OTS Capital Management limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1,240
Percentage of equity interest held by the Company	100.00%	100.00%	100.00%
Chen Wenbin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	40.00%	40.00%	40.00%
Yan Ming
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	30.00%	30.00%	30.00%
Chen Ningfeng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	30.00%	30.00%	30.00%